PROSPECTUS SUPPLEMENT


Dear Shareholder:

The KeyFunds(R) Prospectus for Key Money Market Mutual Fund is being revised. One sentence has been restated to correctly reflect the Fund's investment policies. This information is important and should be kept with a copy of your Prospectus.

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                                Key Mutual Funds
                    Key Money Market Mutual Fund (the "Fund")

                         Supplement Dated July 30, 1997
                      to the Prospectus Dated April 1, 1997



         The Prospectus of the Fund is supplemented by replacing the first sentence in the fourth paragraph on page four with the following:

"The Fund reserves the right to concentrate in securities issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities."

Please insert this Supplement in the front of your Prospectus. Investors wishing to obtain more information should call the Servicing Agent without charge at 800-KEY-FUND(R).



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STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT


Dear Shareholder:

The KeyFunds(R) Statement of Additional Information for SBSF Fund, SBSF Convertible Securities Fund, SBSF Capital Growth Fund and Key Money Market
Mutual Fund is being revised. One sentence has been restated to correctly reflect the Key Money Market Mutual Fund's investment policies. This information is important and should be kept with a copy of your Statement of Additional Information.

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                                Key Mutual Funds
                                    SBSF Fund
                        SBSF Convertible Securities Fund
                            SBSF Capital Growth Fund
             Key Money Market Mutual Fund (the "Money Market Fund")

                         Supplement Dated July 30, 1997
         to the Statement of Additional Information Dated April 1, 1997

The Statement of Additional Information of the above Funds is supplemented by replacing Item 9 on page eight with the following:

"9. Purchase securities if such purchase would cause more than 25% of any of the Funds' total assets to be invested in the securities of issuers in any one industry, provided, however, that the Money Market Fund reserves the right to concentrate in securities issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities or U.S. bank obligations. The Money Market Fund, however, will not exercise its right to concentrate in U.S. bank obligations."

Please insert this Supplement in the front of your Statement of Additional Information. Investors wishing to obtain more information should call the Servicing Agent without charge at 800-KEY-FUND(R).